Write-Downs of Long-Lived Assets	6 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Write-Downs of Long-Lived Assets
17.	Write-Downs of Long-Lived Assets

The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.

As of March 31, 2018 and September 30, 2018, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2018	As of September 30, 2018
Investment in operating leases	¥31,776	¥76,052
Property under facility operations	12,483	0
Other assets	164	27

The long-lived assets classified as held for sale as of March 31, 2018 are included in Corporate Financial Services segment, Real Estate segment, Investment and Operation segment and Overseas Business segment. The long-lived assets classified as held for sale as of September 30, 2018 are included in Corporate Financial Services segment, Maintenance Leasing segment, Real Estate segment, Investment and Operation segment and Overseas Business segment.

The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

For the six months ended September 30, 2017 and 2018, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1,472 million and ¥26 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2017		Six months ended September 30, 2018
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥977	1	¥0	0
Others*	200	—	0	—

Total	¥1,177	—	¥0	—

*	For the “Others,” the number of properties is omitted.

	Six months ended September 30, 2017		Six months ended September 30, 2018
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥187	2	¥16	1
Others*	108	—	10	—

Total	¥295	—	¥26	—

*	For the “Others,” the number of properties is omitted.

Losses of ¥1,472 million in Real Estate segment were recorded for the six months ended September 30, 2017. Losses of ¥16 million in Real Estate segment and ¥10 million in Overseas Business segment were recorded for the six months ended September 30, 2018.

For the three months ended September 30, 2017, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥387 million, which were reflected as write-downs of long-lived assets compared to no impairment loss for the three months ended September 30, 2018. Breakdowns of these amounts are as follows.

	Three months ended September 30, 2017		Three months ended September 30, 2018
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥0	0	¥0	0
Others *	200	—	0	—

Total	¥200	—	¥0	—

*	For the “Others,” the number of properties is omitted.

	Three months ended September 30, 2017		Three months ended September 30, 2018
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥187	2	¥0	0
Others *	0	—	0	—

Total	¥187	—	¥0	—

*	For the “Others,” the number of properties is omitted.

Losses of ¥387 million in Real Estate segment were recorded for the three months ended September 30, 2017.